OPERATING INCOME AND OPERATING EXPENSES (Details 4) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Disclosure of operating income and operating expense [Abstract]
Dividends	[1]	$ 32,248		$ 39,785		$ 23,833
Equity investments	[2]	(19,680)		77,799		95,595
Equity method	[4]	253,602	[3]	60,254	[5]	122,477
Gains (Losses) on sale of Discontinued Operations		0		(1,146)		(30,331)
Total dividends received, and share of profits of equity method investees		$ 266,170		$ 176,692		$ 211,574

[1]	Dividends received from equity investments at fair value through profit or loss as of 31, December of 2017, 2016 and 2015 amount COP 20,297, COP 30,468 and COP 14,228, respectively. Dividends from equity investments at fair value through OCI amount COP 11,951, COP 9,317 and 9,605, respectively.
[2]	As of December 31, 2017 there is a lost in equity investments due to decrease of fair value in portfolio measured at fair value through profit or loss held by Banagricola S.A.
[3]	As of December 31, 2017, Banking Panama, Banking Guatemala, Brokerage and off shore did not have investments in associates and joint ventures.
[4]	For further information, see note 7 investments in associates and joint ventures
[5]	As of December 31, 2016, Banking Panama, Banking Guatemala, Brokerage and off shore did not have investments in associates and joint ventures.